Shareholder Report, Line Graph (Details) 193746_Intrepid Income Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Class
Accumulated Value	$ 16,314	$ 14,377	$ 13,305	$ 13,786	$ 11,821	$ 11,558	$ 11,214	$ 10,988	$ 10,676	$ 10,000	$ 17,706
Bloomberg U.S. Government/Credit 1-5 Year Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Government/Credit 1-5 Year Total Return Index
Accumulated Value	11,693	10,817	10,542	11,371	11,362	10,833	10,219	10,258	10,206	10,000	$ 12,176
Bloomberg U.S. Corporate High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Corporate High Yield Index
Accumulated Value	16,939	14,635	13,271	15,457	13,890	13,452	12,649	12,274	11,273	10,000	$ 18,194
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 11,661	$ 10,452	$ 10,385	$ 12,161	$ 12,271	$ 11,470	$ 10,399	$ 10,527	$ 10,519	$ 10,000	$ 11,998